SHARE CAPITAL AND SHARE PREMIUM (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Shares
Shares

(Dollars in millions, except share data)	December 31, 2025	December 31, 2024
Authorized:
2,000,000,000 shares of $0.0001 each	$0.2	$0.2
Issued and fully paid:
369,886,369 (2024: 367,298,315) ordinary shares of $0.0001 each	$0.1	$0.1

Summary of Movements in the Company's Share Capital and Share Premium
A summary of movements in the Company’s share capital and share premium is as follows:

(Dollars in millions, except share data)	Number of shares in issue	Share capital	Share premium	Total
At December 31, 2023 and January 1, 2024	363,822,069	$0.1	$2,637.1	$2,637.2

Issuance of ordinary shares for exercise of warrants				—
Exercise of share options	1,597,528	—	15.0	15.0
Reclassification of vesting of restricted share units	1,878,718	—	43.9	43.9

At December 31, 2024 and January 1, 2025	367,298,315	0.1	2,696.0	2,696.1

Exercise of share options	775,644	—	5.3	5.3
Reclassification of vesting of restricted share units	1,812,410	—	49.0	49.0

At December 31, 2025	369,886,369	$0.1	$2,750.3	$2,750.4